Income Taxes (Details 2)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of the income tax expense (benefit)
Irish statutory corporate tax rate on trading income	12.50%	12.50%	12.50%
Equity earnings from FLY-Z/C LP	(0.40%)	(0.70%)
Tax on investment in BBAM LP	1.30%	20.40%	0.90%
Tax impact on repurchased and resold Notes	(1.20%)	(3.00%)	2.00%
Share-based compensation	0.90%	11.20%	0.70%
Tax on gain on sale of investment in BBAM LP	9.10%
Deductible intra-group interest	(12.90%)
Foreign tax rate differentials	(2.40%)	(2.80%)
True-up of prior year tax provision	1.10%
Non-deductible transaction fees and expenses		40.70%
Other	(0.50%)	1.20%	0.10%
Income tax expense	7.50%	79.50%	16.20%